Note 7 - Accrued Expenses (Details Textual) - USD ($)						1 Months Ended
	Dec. 30, 2020	Sep. 25, 2020	Aug. 21, 2020	Aug. 11, 2020	Apr. 28, 2020	Jan. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Accrued Liabilities, Current, Total							$ 2,836,955	$ 4,604,097		$ 1,800,344
Other Accrued Liabilities, Current							272,427	2,186,197		91,921
RBL Capital Group, LLC [Member]
Stock Issued During Period, Shares, New Issues (in shares)	200,000
Esousa Holdings LLC [Member]
Stock Issued During Period, Shares, New Issues (in shares)		50,000	45,654	66,190	65,862	200,000
Esousa Holdings LLC [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues (in shares)						200,000
Tranche from ESOUSA Agreement [Member]
Other Accrued Liabilities, Current							145,000		$ 145,000
Tranche from ESOUSA Agreement [Member] | RBL Capital Group, LLC [Member]
Other Accrued Liabilities, Current								2,000,000
Chief Executive Officer [Member]
Accrued Bonuses							1,400,000	1,300,000		979,000
Employees [Member]
Accrued Bonuses							$ 398,000	$ 386,000		$ 339,000